CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE [Text Block]
5.    CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE

On August 5, 2011, the Company closed a private placement with a company owned by the Company's President and Chief Executive Officer, consisting of a $1,000,000 secured convertible debenture (the “Debenture”).  The Debenture has a maturity date of July 30, 2015, and bears interest at 10% per annum.  Principal and accrued interest on the Debenture may be convertible at any time into common shares of the Company (the “Conversion Shares”) at a deemed conversion price of:

i)	$0.60 per Conversion Share until July 30, 2012;

ii)	$1.00 per Conversion Share between July 31, 2012 and July 30, 2013; and

iii)	$1.50 per Conversion Share between July 31, 2013 and the Maturity Date.

On November 15, 2011, the Company modified the terms of the convertible debenture to allow for the conversion of the principal amount of the Debenture, and accrued interest thereon, into the Company’s Class A Preferred Shares rather than common shares of the Company. As the Company did not grant a concession and the modified terms were not substantially different from the original terms, the Company did not apply extinguishment accounting.  In addition, as the fair value of the debt was not affected by the modification of the terms, no gain or loss on modification was recorded.

Immediately upon the effectiveness of the amendment, the creditor converted the principal amount of the Debenture, and accrued interest thereon, into an aggregate of 1,027,945 Class A Preferred Shares, at a conversion price of $1.00 per Class A Preferred Share.